Derivatives - Summary of Derivative Interest Rate Swap Contract List (Parenthetical) (Details) - Not Designated as Hedging Instrument	12 Months Ended
	Dec. 31, 2021
Interest rate swap 3 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	2.56	[1]
Interest rate swap 3 contracts | First Five Years [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	2.56
Interest rate swap 3 contracts | Thereafter [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	3M CD + 0.10
Interest rate swap 12 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.84	[2]
Interest rate swap 12 contracts | First Five Years [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.84
Interest rate swap 12 contracts | Thereafter [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	3M CMT + 0.35
Interest rate swap 13 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.87	[3]
Interest rate swap 13 contracts | First Five Years [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.87
Interest rate swap 13 contracts | Thereafter [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	3M CMT + 0.35

[1]	2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.
[2]	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.
[3]	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.